SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Schedule of weighted average useful lives of intangible assets

Purchased software	5.1 years
Radio spectrum license	15 years
Operating permits*	32.1 years
Customer relationships*	8.3 years
Licenses*	15 years
Supplier relationships*	10 years
Trade names*	20 years
Technology platform*	5 years
Non-complete agreements*	5 years
Internal use software	3.4 years
Customer contract*	7 years
*	Acquired in the acquisitions of subsidiaries.

Schedule of impairment charges associated with long-lived assets and acquired intangibles

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Impairment of property and equipment	106,311	—	480,099
Impairment of intangible assets	—	—	15,113
Impairment of right-of-use assets	—	—	11,474
Impairment of other non-current assets	2,956	—	—

Schedule of total interest expenses capitalized during the period, the interest expenses

As a result of total interest costs capitalized during the period, the interest expense for the years ended December 31, 2021, 2022 and 2023, was as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Interest expense and amortization cost of bonds payable	133,959	—	—
Interest expense and amortization cost of 2025, 2026 and 2027 Convertible Notes (Note 19)	25,919	58,350	59,429
Interest expense on bank and other borrowings	103,925	172,328	222,918
Interest expense on finance leases	124,567	104,088	90,679
Total interest costs	388,370	334,766	373,026
Less: Total interest costs capitalized	(53,420)	(61,461)	(60,854)
Interest expense, net	334,950	273,305	312,172